UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-6324

Exact name of registrant as specified in charter:    Delaware Group Global &
                                                     International Funds

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               David F. Connor, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             November 30

Date of reporting period:                            August 31, 2006

Item 1. Schedule of Investments (Unaudited)

Schedule of Investments (Unaudited)

Delaware Emerging Markets Fund *
________________________________

August 31, 2006

                                                                                                       Number of        Market
                                                                                                        Shares           Value
                                                                                                                        (U.S. $)
Common Stock - 91.14% |

Brazil - 8.98%
AES Tiete                                                                                              215,100,000     $5,616,277
Companhia de Concessoes Rodoviarias                                                                      1,758,700     17,144,044
Companhia Siderurgica Nacional                                                                             340,700     10,043,022
Companhia Vale do Rico Doce ADR                                                                            498,918      8,980,524
CPFL Energia                                                                                               459,859      6,005,621
+ CPFL Energia ADR                                                                                         122,600      4,763,010
Petroleo Brasileiro ADR                                                                                    323,100     26,048,322
Votorantim Celulose e Papel ADR                                                                          1,187,958     19,161,763
                                                                                                                       __________

                                                                                                                       97,762,583
                                                                                                                       __________
Chile - 1.91%
Banco Santander ADR                                                                                        346,644     15,099,813
+# Inversiones Aguas Metropolitanas 144A ADR                                                               255,800      5,682,878
                                                                                                                        _________

                                                                                                                       20,782,691
                                                                                                                       __________
x China - 6.53%
China Merchants Holdings International                                                                   1,514,000      4,457,951
China Shipping Development                                                                              14,564,000     12,902,499
China Telecom                                                                                           47,682,000     16,063,111
Fountain Set Holdings                                                                                   14,656,000      3,693,563
Guangshen Railway                                                                                       13,602,000      5,544,163
Texwinca                                                                                                14,026,000      9,161,603
TPV Technology                                                                                           5,292,000      5,654,508
Zhejiang Expressway                                                                                     21,184,000     13,646,447
                                                                                                                       __________

                                                                                                                       71,123,845
                                                                                                                       __________
Czech Republic - 1.48%
Komercni Banka                                                                                             107,807     16,166,771
                                                                                                                       __________

                                                                                                                       16,166,771
                                                                                                                       __________
Egypt - 0.70%
MobiNil-Egyptian Mobile Services                                                                           312,212      7,616,254
                                                                                                                        _________

                                                                                                                        7,616,254
                                                                                                                        _________
Hungary - 2.49%
Magyar Telekom Telecommunications                                                                        2,627,942     10,722,814
OTP Bank                                                                                                   567,836     16,418,268
                                                                                                                       __________

                                                                                                                       27,141,082
                                                                                                                       __________
India - 2.09%
Hero Honda Motors                                                                                          762,337     11,824,102
Tata Steel                                                                                               1,023,978     10,940,953
                                                                                                                       __________

                                                                                                                       22,765,055
                                                                                                                       __________
Indonesia - 0.49%
Telekomunikasi Indonesia                                                                                 6,116,500      5,300,259
                                                                                                                        _________

                                                                                                                        5,300,259
                                                                                                                        _________
Israel - 3.85%
Bank Hapoalim                                                                                            4,829,681     21,250,153
Bezeq Israeli Telecommunication                                                                          7,444,262      8,989,040
Israel Chemicals                                                                                         2,445,911     11,686,144
                                                                                                                       __________

                                                                                                                       41,925,337
                                                                                                                       __________
Malaysia - 8.28%
Hong Leong Bank                                                                                         10,259,200     14,910,818
Maxis Communications                                                                                    10,332,900     24,702,397
MISC - Foreign                                                                                           7,312,800     16,787,059
PLUS Expressways                                                                                        11,858,500      9,084,751
Public Bank                                                                                              2,806,700      5,108,636
Public Bank - Foreign                                                                                    2,883,700      5,287,958
Tanjong                                                                                                  3,992,800     14,318,109
                                                                                                                       __________

                                                                                                                       90,199,728
                                                                                                                       __________
Mexico - 6.71%
Cemex de C.V. ADR                                                                                          518,610     14,982,643
+ Grupo Aeroportuario del Pacifico de C.V. ADR                                                             290,000      9,845,500

Grupo Aeroportuario del Sureste de C.V. ADR                                                                198,100      6,998,873
Grupo Modelo Series C                                                                                    3,165,700     13,339,463
Grupo Televisa ADR                                                                                         559,600     10,654,784
Kimberly-Clark de Mexico de C.V.                                                                         4,591,800     17,295,153
                                                                                                                       __________

                                                                                                                       73,116,416
                                                                                                                       __________
Morocco - 0.56%
Maroc Telecom                                                                                              397,101      6,130,628
                                                                                                                        _________

                                                                                                                        6,130,628
                                                                                                                        _________
Panama - 0.78%
Banco Latinoamericano Export                                                                               513,200      8,447,272
                                                                                                                        _________

                                                                                                                        8,447,272
                                                                                                                        _________
Philippines - 0.79%
Philippine Long Distance Telephone ADR                                                                     230,900      8,644,896
                                                                                                                        _________

                                                                                                                        8,644,896
                                                                                                                        _________
Poland - 2.56%
Bank Pekao                                                                                                 260,963     16,608,354
Telekomunikacja Polska                                                                                   1,715,021     11,248,961
                                                                                                                       __________

                                                                                                                       27,857,315
                                                                                                                       __________
Republic of Korea - 9.26%
Daelim Industrial                                                                                          205,850     13,190,871
GS Engineering & Construction                                                                              129,351      8,853,961
Kookmin Bank                                                                                               268,390     21,721,400
Korea Electric Power                                                                                       278,780     10,672,136
Korea Gas                                                                                                  367,550     13,573,338
KT                                                                                                         229,310     10,006,838
KT ADR                                                                                                     512,379     11,323,576
KT&G                                                                                                        80,566      4,726,861
Samsung Electronics                                                                                         10,035      6,785,356
                                                                                                                        _________

                                                                                                                      100,854,337
                                                                                                                      ___________
Russia - 3.11%
LUKOIL ADR                                                                                                 102,720      8,494,944
Mobile Telesystems ADR                                                                                     438,900     16,063,740
NovaTek OAO GDR                                                                                            193,514      9,261,580
                                                                                                                        _________

                                                                                                                       33,820,264
                                                                                                                       __________
South Africa - 9.25%
African Bank Investments                                                                                 5,604,441     19,753,421
Alexander Forbes                                                                                         4,460,620      8,729,585
Aspen Pharmacare                                                                                           937,122      4,329,075
Iscor                                                                                                      219,814      2,324,575
Remgro                                                                                                     601,801     11,948,440
Sasol                                                                                                      376,338     13,040,125
Standard Bank Group                                                                                      1,738,585     18,754,549
Steinhoff International                                                                                  1,865,611      6,084,245
Telkom                                                                                                     570,821     10,759,758
Tiger Brands                                                                                               235,829      4,984,605
                                                                                                                        _________

                                                                                                                      100,708,378
                                                                                                                      ___________
Taiwan - 12.67%
Asustek Computer                                                                                         6,241,645     14,002,293
Chunghwa Telecom                                                                                        16,073,040     26,383,689
Chunghwa Telecom ADR                                                                                       166,096      2,875,120
Lite-On Technology                                                                                      13,513,000     16,779,830
Mega Financial Holding                                                                                  33,975,000     22,566,002
President Chain Store                                                                                    8,759,299     17,839,714
Synnex Technology International                                                                          7,181,680      6,374,595
Taiwan Semiconductor Manufacturing                                                                      17,655,213     31,181,201
                                                                                                                       __________

                                                                                                                      138,002,444
                                                                                                                      ___________
Thailand - 6.40%
Advanced Info Service                                                                                    7,238,600     17,431,967
Kasikornbank NVDR                                                                                        5,038,800      8,380,123
Land & Houses NVDR                                                                                      59,579,800     11,414,970
Siam Cement NVDR                                                                                         4,254,474     24,680,026
Siam City Bank                                                                                          10,422,700      5,546,940
Siam City Bank NVDR                                                                                      4,181,800      2,247,801
                                                                                                                        _________

                                                                                                                       69,701,827
                                                                                                                       __________
Turkey - 2.25%
Akbank                                                                                                   2,683,386     14,656,304
Tofas Turk Otomobil Fabrikasi                                                                            2,179,244      5,951,373
+ Vestel Elektronik Sanayi                                                                               1,461,430      3,851,382
                                                                                                                        _________

                                                                                                                       24,459,059
                                                                                                                       __________

Total Common Stock (cost $905,147,854)                                                                                992,526,441
                                                                                                                      ___________

Preferred Stock - 7.20%

Brazil - 3.57%
AES Tiete                                                                                              129,800,000      3,378,190
Companhia Vale do Rio Doce                                                                                 884,170     16,611,179
Investimentos Itau                                                                                       3,160,974     13,416,447
Ultrapar Participacoes                                                                                     307,285      5,446,283
                                                                                                                        _________

                                                                                                                       38,852,099
                                                                                                                       __________
Republic of Korea - 3.63%
Hyundai Motor                                                                                              303,670     15,194,586
Samsung Electronics                                                                                         46,744     24,312,957
                                                                                                                       __________

                                                                                                                       39,507,543
                                                                                                                       __________

Total Preferred Stock (cost $50,556,526)                                                                               78,359,642
                                                                                                                       __________

                                                                                                       Principal
                                                                                                        Amount
                                                                                                       (U.S. $)
Repurchase Agreements - 0.83%

With BNP Paribas 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $5,417,782,
collateralized by $2,442,000 U.S. Treasury Notes
3.125% due 10/15/08, market value $2,391,600,
$1,221,000 U.S. Treasury Notes 3.375%
due 9/15/09, market value $1,194,241,
$1,221,000 U.S. Treasury Notes 3.50%
due 11/15/09, market value $1,189,579
and $774,000 U.S. Treasury Notes 3.50%
due 12/15/09, market value $751,006)                                                                    $5,417,000      5,417,000

With Cantor Fitzgerald 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $1,221,176,
collateralized by $610,000 U.S. Treasury Notes
3.375% due 12/15/08, market value $596,858
and $626,000 U.S. Treasury Notes 6.00%
due 8/15/09, market value $649,734)                                                                      1,221,000      1,221,000

With UBS Warburg 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $2,442,353,
collateralized by $2,454,000 U.S. Treasury Notes
4.875% due 4/30/08, market value $2,494,716)                                                             2,442,000      2,442,000
                                                                                                                        _________

Total Repurchase Agreements (cost $9,080,000)                                                                           9,080,000
                                                                                                                        _________

Total Market Value of Securities - 99.17%

   (cost $964,784,380)                                                                                              1,079,966,083

Receivables and Other Assets Net of Liabilities (See Notes) - 0.83%                                                     9,019,932
                                                                                                                        _________

Net Assets Applicable to 58,473,621 Shares Outstanding - 100.00%                                                   $1,088,986,015
                                                                                                                   ______________


* Fund closed to new investors.
+ Non-income producing security for the period ended August 31, 2006.
# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2006, the aggregate amount of Rule 144A securities equaled $5,682,878, which represented 0.52% of the Fund's net assets. See Note 4 in "Notes."
| Securities have been classified by country of origin.
x Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.


Summary of Abbreviations:

ADR - American Depositary Receipts
GDR - Global Depositary Receipts
NVDR - Non-Voting Depositary Receipts
THB - Thailand Baht
USD - United States Dollar
ZAR - South African Rand

The following foreign currency exchange contracts were outstanding at August 31, 2006:


Foreign Currency Exchange Contracts (1)
                                                                                        Unrealized
Contracts to Receive (Deliver)             In Exchange For      Settlement Date        Depreciation
______________________________             _______________      _______________        ____________
THB (5,651,717)                             USD  150,312            9/5/06               $   (80)
ZAR  1,074,973                              USD (150,599)           9/1/06                (1,608)
                                                                                         ________

                                                                                         $(1,688)
                                                                                         ========

(1) See Note 3 in "Notes."
___________________________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Global & International Funds - Delaware Emerging Markets Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At August 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                      $965,087,606
                                         ____________

Aggregate unrealized appreciation         155,981,878
Aggregate unrealized depreciation         (41,103,401)
                                         ____________

Net unrealized appreciation              $114,878,477
                                         ____________

3. Foreign Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.


4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At August 31, 2006, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.


Schedule of Investments (Unaudited)


Delaware Global Value Fund
__________________________

August 31, 2006

                                                                                                       Number of       Market
                                                                                                       Shares          Value
                                                                                                                       (U.S. $)
Common Stock - 96.12% |

Australia - 2.48%
Coca-Cola Amatil                                                                                            96,232       $481,280
Telstra                                                                                                     85,795        235,832
Westpac Banking                                                                                             22,122        394,749
                                                                                                                          _______

                                                                                                                        1,111,861
                                                                                                                        _________
Belgium - 1.02%
Dexia                                                                                                       17,688        454,370
                                                                                                                          _______

                                                                                                                          454,370
                                                                                                                          _______
Canada - 2.11%
Canadian Pacific Railway                                                                                     9,124        448,133
+ CGI Group                                                                                                 78,711        498,373
                                                                                                                          _______

                                                                                                                          946,506
                                                                                                                          _______
Denmark - 1.17%
Novo Nordisk                                                                                                 7,075        523,115
                                                                                                                          _______

                                                                                                                          523,115
                                                                                                                          _______
Finland - 2.30%
Nokia Oyj                                                                                                   24,763        518,726
TietoEnator Oyj                                                                                             17,699        509,302
                                                                                                                          _______

                                                                                                                        1,028,028
                                                                                                                        _________
France - 7.00%
AXA                                                                                                         12,546        466,144
Compagnie de Saint-Gobain                                                                                    6,723        499,153
Lafarge                                                                                                      3,704        476,929
Lagardere                                                                                                    5,837        427,762
sanofi-aventis                                                                                               5,307        476,293
Total                                                                                                       11,674        788,220
                                                                                                                          _______

                                                                                                                        3,134,501
                                                                                                                        _________
Germany - 3.20%
Bayerische Motoren Werke                                                                                    10,495        542,823
Metro                                                                                                       10,701        628,609
Volkswagen                                                                                                   3,268        261,057
                                                                                                                          _______

                                                                                                                        1,432,489
                                                                                                                        _________
Hong Kong - 0.83%
Esprit Holdings                                                                                             44,500        370,202
                                                                                                                          _______

                                                                                                                          370,202
                                                                                                                          _______
Japan - 8.96%
Asahi Glass                                                                                                 27,000        354,204
Canon                                                                                                       10,600        527,336
Fujitsu                                                                                                     61,000        488,977
Honda Motor                                                                                                 10,500        356,887
Kao                                                                                                         17,000        453,275
Mitsubishi UFJ Financial Group                                                                                  35        477,042
Nissan Motor                                                                                                34,500        392,052
Ono Pharmaceutical                                                                                           9,400        438,010
Terumo                                                                                                      14,000        524,746
                                                                                                                          _______

                                                                                                                        4,012,529
                                                                                                                        _________
Mexico - 1.90%
Cemex de C.V.                                                                                              138,844        400,045
Telefonos de Mexico de C.V. ADR                                                                             18,659        450,429
                                                                                                                          _______

                                                                                                                          850,474
                                                                                                                          _______
Netherlands - 2.59%
ING Groep                                                                                                   15,919        688,346
Koninklijke Philips Electronics                                                                             13,824        471,475
                                                                                                                          _______

                                                                                                                        1,159,821
                                                                                                                        _________
Norway - 1.05%
Tandberg                                                                                                    45,990        471,030
                                                                                                                          _______

                                                                                                                          471,030
                                                                                                                          _______

Republic of South Korea - 0.90%
Kookmin Bank ADR                                                                                             5,000        402,900
                                                                                                                          _______

                                                                                                                          402,900
                                                                                                                          _______
Sweden - 1.07%
Nordea Bank FDR                                                                                             37,989        478,928
                                                                                                                          _______

                                                                                                                          478,928
                                                                                                                          _______
Switzerland - 1.24%
Novartis                                                                                                     9,725        555,093
                                                                                                                          _______

                                                                                                                          555,093
                                                                                                                          _______
United Kingdom - 12.94%
+ British Airways                                                                                           70,752        552,992
DSG International                                                                                           65,446        255,760
Greggs                                                                                                       1,852        147,924
HBOS                                                                                                        21,225        405,336
Kesa Electricals                                                                                            77,854        458,414
Rio Tinto                                                                                                    8,681        439,166
Royal & Sun Alliance Insurance Group                                                                       162,695        429,808
Royal Bank of Scotland Group                                                                                16,805        570,502
Standard Chartered                                                                                          19,456        487,132
Tomkins                                                                                                     87,220        472,875
Travis Perkins                                                                                              16,131        518,135
Vodafone Group                                                                                             207,862        450,188
WPP Group                                                                                                   49,526        603,504
                                                                                                                          _______

                                                                                                                        5,791,736
                                                                                                                        _________
United States - 45.36%
Abbott Laboratories                                                                                         12,800        623,360
Allstate                                                                                                    10,700        619,958
AON                                                                                                         18,100        625,717
AT&T                                                                                                        19,800        616,374
Baxter International                                                                                        13,900        616,882
Bristol-Myers Squibb                                                                                        22,500        489,375
Chevron                                                                                                      9,500        611,800
Chubb                                                                                                       12,500        627,000
ConAgra Foods                                                                                               25,800        614,040
ConocoPhillips                                                                                               9,700        615,271
Donnelley (R.R.) & Sons                                                                                     18,900        612,738
duPont (E.I.) deNemours                                                                                     15,500        619,535
Gap                                                                                                         36,200        608,522
Hartford Financial Services Group                                                                            7,300        626,778
Heinz (H.J.)                                                                                                14,700        615,048
Hewlett-Packard                                                                                             17,100        625,176
Huntington Bancshares                                                                                       25,900        619,528
Intel                                                                                                       32,000        625,280
International Business Machines                                                                              7,600        615,372
Kimberly-Clark                                                                                               9,800        622,300
Limited Brands                                                                                              24,500        630,385
Mattel                                                                                                      33,600        633,024
Merck                                                                                                       15,200        616,360
Morgan Stanley                                                                                               9,400        618,426
Pfizer                                                                                                      22,300        614,588
Progress Energy                                                                                             14,000        620,620
Safeway                                                                                                     20,400        630,972
Verizon Communications                                                                                      17,500        615,650
Wachovia                                                                                                    11,200        611,856
Washington Mutual                                                                                           14,600        611,594
Waste Management                                                                                            18,100        620,468
Wyeth                                                                                                       12,600        613,620
+ Xerox                                                                                                     41,900        620,539
                                                                                                                          _______

                                                                                                                       20,308,156
                                                                                                                       __________

Total Common Stock (cost $41,781,401)                                                                                  43,031,739
                                                                                                                       __________


                                                                                                       Principal
                                                                                                       Amount

Repurchase Agreements - 3.01%

With BNP Paribas 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $804,116,
collateralized by $363,000 U.S. Treasury Notes
3.125% due 10/15/08, market value $355,053,
$181,000 U.S. Treasury Notes 3.375%
due 9/15/09, market value $177,295,
$181,000 U.S. Treasury Notes 3.50%
due 11/15/09, market value $176,603
and $115,000 U.S. Treasury Notes 3.50%
due 12/15/09, market value $111,493)                                                                      $804,000        804,000

With Cantor Fitzgerald 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $181,026,
collateralized by $91,000 U.S. Treasury Notes
3.375% due 12/15/08, market value $88,608
and $93,000 U.S. Treasury Notes 6.00%
due 8/15/09, market value $96,458)                                                                         181,000        181,000

With UBS Warburg 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $363,052,
collateralized by $364,000 U.S. Treasury Notes
4.875% due 4/30/08, market value $370,361)                                                                 363,000        363,000
                                                                                                                          _______

Total Repurchase Agreements (cost $1,348,000)                                                                           1,348,000
                                                                                                                        _________
Total Market Value of Securities - 99.13%

   (cost $43,129,401)                                                                                                  44,379,739

Receivables and Other Assets Net of Liabilities (See Notes) - 0.87%                                                       387,782
                                                                                                                          _______

Net Assets Applicable to 3,629,003 Shares Outstanding - 100.00%                                                       $44,767,521
                                                                                                                      ___________

+ Non-income producing security for the period ended August 31, 2006.
| Securities have been classified by country of origin.

Summary of Abbreviations:

ADR - American Depositary Receipts
FDR - Finnish Depositary

The following foreign currency exchange contracts were outstanding at August 31, 2006:

Foreign Currency Exchange Contracts (1)
                                                                                         Unrealized
                                                                                        Appreciation
Contracts to Receive                       In Exchange For      Settlement Date        (Depreciation)
____________________                       _______________      _______________        ______________

AUD     45,985                             USD  (35,155)            9/1/06                 $  (43)
GBP     98,876                             USD (188,190)            9/1/06                     69
JPY 12,984,588                             USD (110,970)            9/1/06                   (359)

NOK     91,173                             USD  (14,489)            9/1/06                    (68)
                                                                                           _______

                                                                                           $ (401)
(1)See Note 3 in "Notes."
_____________________________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Global & International Funds - Delaware Global Value Fund (formerly International Small Cap Value Fund) (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At August 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                      $43,174,726
                                         ___________

Aggregate unrealized appreciation          1,906,269
Aggregate unrealized depreciation           (701,256)
                                         ___________

Net unrealized appreciation              $ 1,205,013

3. Foreign Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.


4. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At August 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware International Value Equity Fund
________________________________________

August 31, 2006

                                                                                                       Number of       Market
                                                                                                       Shares          Value (U.S.$)

Common Stock - 98.30% |

Australia - 4.85%
* Coca-Cola Amatil                                                                                       4,207,103     $21,040,784
Telstra                                                                                                  3,819,192      10,498,119
Westpac Banking                                                                                            978,339      17,457,641
                                                                                                                        __________

                                                                                                                        48,996,544
                                                                                                                        __________
Belgium - 1.90%
Dexia                                                                                                      748,986      19,239,997
                                                                                                                        __________

                                                                                                                        19,239,997
                                                                                                                        __________
Canada - 4.06%
Canadian Pacific Railway                                                                                   393,072      19,306,055
+ CGI Group                                                                                              3,427,578      21,702,362
                                                                                                                        __________

                                                                                                                        41,008,417
                                                                                                                        __________
Denmark - 2.22%
* Novo Nordisk                                                                                             302,971      22,401,246
                                                                                                                        __________

                                                                                                                        22,401,246
                                                                                                                        __________
Finland - 4.43%
Nokia Oyj                                                                                                1,089,144      22,814,975
* TietoEnator Oyj                                                                                          762,714      21,947,669
                                                                                                                        __________

                                                                                                                        44,762,644
                                                                                                                        __________
France - 13.57%
AXA                                                                                                        543,335      20,187,503
Compagnie de Saint-Gobain                                                                                  294,954      21,899,019
Lafarge                                                                                                    159,191      20,497,529
Lagardere                                                                                                  250,397      18,350,254
sanofi-aventis                                                                                             241,232      21,650,104
Total                                                                                                      512,287      34,589,229
                                                                                                                        __________

                                                                                                                       137,173,638
                                                                                                                       ___________
Germany - 6.08%
Bayerische Motoren Werke                                                                                   463,588      23,977,719
Metro                                                                                                      448,073      26,321,161
* Volkswagen                                                                                               139,317      11,129,035
                                                                                                                        __________

                                                                                                                        61,427,915
                                                                                                                        __________
Hong Kong - 1.66%
Esprit Holdings                                                                                          2,019,839      16,803,315
                                                                                                                        __________

                                                                                                                        16,803,315
                                                                                                                        __________
Japan - 17.71%
* Asahi Glass                                                                                            1,182,900      15,518,062
Canon                                                                                                      472,440      23,503,243
* Fujitsu                                                                                                2,773,900      22,235,616
* Honda Motor                                                                                              477,000      16,212,874
* Kao                                                                                                      788,600      21,026,638
* Mitsubishi UFJ Financial Group                                                                             1,429      19,476,950
* Nissan Motor                                                                                           1,535,600      17,450,291
* Ono Pharmaceutical                                                                                       440,600      20,530,549
* Terumo                                                                                                   614,900      23,047,610
                                                                                                                        __________

                                                                                                                       179,001,833
                                                                                                                       ___________
Mexico - 3.61%
Cemex de C.V. ADR                                                                                          598,690      17,296,154
Telefonos de Mexico de C.V. ADR                                                                            794,073      19,168,922
                                                                                                                        __________

                                                                                                                        36,465,076
                                                                                                                        __________
Netherlands - 5.00%
* ING Groep                                                                                                698,574      30,206,689
Koninklijke Philips Electronics                                                                            595,705      20,316,843
                                                                                                                        __________

                                                                                                                        50,523,532
                                                                                                                        __________
Norway - 1.97%
* Tandberg                                                                                               1,947,118      19,942,406
                                                                                                                        __________

                                                                                                                        19,942,406
                                                                                                                        __________
Republic of Korea - 1.96%
Kookmin Bank                                                                                               244,454      19,784,207
                                                                                                                        __________

                                                                                                                        19,784,207
                                                                                                                        __________
Sweden - 2.03%
Nordea Bank                                                                                              1,631,202      20,487,679
                                                                                                                        __________

                                                                                                                        20,487,679
                                                                                                                        __________
Switzerland - 2.41%
Novartis                                                                                                   427,124      24,379,818
                                                                                                                        __________

                                                                                                                        24,379,818
                                                                                                                        __________
United Kingdom - 24.84%
+ British Airways                                                                                        2,928,533      22,889,180
DSG International                                                                                        2,871,910      11,223,309
Greggs                                                                                                      83,491       6,668,660
HBOS                                                                                                       931,429      17,787,611
Kesa Electricals                                                                                         3,354,959      19,754,401
Rio Tinto                                                                                                  373,939      18,917,305
Royal & Sun Alliance Insurance Group                                                                     7,047,724      18,618,677
Royal Bank of Scotland Group                                                                               737,383      25,032,914
Standard Chartered                                                                                         840,295      21,038,970
Tomkins                                                                                                  3,917,484      21,239,188
Travis Perkins                                                                                             673,886      21,645,542
Vodafone Group                                                                                           9,242,795      20,018,046
WPP Group                                                                                                2,155,194      26,262,332
                                                                                                                        __________

                                                                                                                       251,096,135
                                                                                                                       ___________

Total Common Stock (cost $1,000,101,001)                                                                               993,494,402
                                                                                                                       ___________

                                                                                                       Principal
                                                                                                       Amount
Repurchase Agreements - 0.24%

With BNP Paribas 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $1,463,211,
collateralized by $660,000 U.S. Treasury Notes
3.125% due 10/15/08, market value $646,101,
$330,000 U.S. Treasury Notes 3.375%
due 9/15/09, market value $322,629,
$330,000 U.S. Treasury Notes 3.50%
due 11/15/09, market value $321,370
and $209,000 U.S. Treasury Notes 3.50%
due 12/15/09, market value $202,887)                                                                    $1,463,000       1,463,000

With Cantor Fitzgerald 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $330,048,
collateralized by $165,000 U.S. Treasury Notes
3.375% due 12/15/08, market value $161,244
and $169,000 U.S. Treasury Notes 6.00%
due 8/15/09, market value $175,528)                                                                        330,000         330,000

With UBS Warburg 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $660,095,
collateralized by $663,000 U.S. Treasury Notes
4.875% due 4/30/08, market value $673,958)                                                                 660,000         660,000
                                                                                                                           _______

Total Repurchase Agreements (cost $2,453,000)                                                                            2,453,000
                                                                                                                         _________
Total Market Value of Securities Before Securities Lending Collateral - 98.54%

   (cost $1,002,554,001)                                                                                               995,947,402
                                                                                                                       ___________
Securities Lending Collateral ** - 12.68%

Short-Term Investments - 12.68%
Fixed Rate Notes - 2.19%
Citigroup Global Markets 5.32% 9/1/06                                                                   22,051,483      22,051,483
                                                                                                                        __________

                                                                                                                        22,051,483
                                                                                                                        __________
~ Variable Rate Notes - 10.49%
American Honda Finance 5.32% 2/21/07                                                                     3,492,884       3,492,884
ANZ National 5.39% 10/1/07                                                                                 776,196         776,196
Australia New Zealand 5.32% 10/1/07                                                                      3,880,981       3,880,981
Bank of America 5.32% 2/23/07                                                                            5,045,276       5,045,276
Bank of New York 5.36% 10/1/07                                                                           3,104,785       3,104,785
Barclays New York 5.31% 5/18/07                                                                          5,045,276       5,045,276
Bayerische Landesbank 5.38% 10/1/06                                                                      3,880,981       3,880,981
Bear Stearns 5.47% 2/28/07                                                                               4,657,178       4,657,178

BNP Paribas 5.36% 10/1/07                                                                                3,880,981       3,880,981
Canadian Imperial Bank 5.30% 10/1/07                                                                     1,940,491       1,940,491
Canadian Imperial Bank 5.32% 11/22/06                                                                    3,880,981       3,880,981
CDC Financial Products 5.41% 10/2/06                                                                     5,045,276       5,045,276
Citigroup Global Markets 5.38% 9/7/06                                                                    5,045,276       5,045,276
Commonwealth Bank 5.33% 10/1/07                                                                          3,880,981       3,880,981
Deutsche Bank London 5.34% 2/23/07                                                                       4,657,178       4,657,178
Goldman Sachs 5.45% 8/31/07                                                                              5,045,276       5,045,276
Manufacturers & Traders 5.31% 9/26/06                                                                    3,880,974       3,880,909
Marshall & Ilsley Bank 5.31% 10/1/07                                                                     4,269,080       4,269,080
Merrill Lynch Mortgage Capital 5.41% 9/5/06                                                              3,492,884       3,492,884
National Australia Bank 5.38% 3/7/07                                                                     4,812,417       4,812,417
National City Bank 5.32% 3/2/07                                                                          4,657,611       4,658,479
National Rural Utilities 5.39% 10/1/07                                                                   6,131,951       6,131,951
Nordea Bank New York 5.31% 5/16/07                                                                       1,940,486       1,940,418
Nordea Bank Norge 5.34% 10/1/07                                                                          3,880,981       3,880,981
Royal Bank of Scotland 5.32% 10/1/07                                                                     3,880,981       3,880,981
Societe Generale 5.36% 10/1/07                                                                           1,940,491       1,940,491
Wells Fargo 5.34% 10/1/07                                                                                3,880,981       3,880,981
                                                                                                                         _________

                                                                                                                       106,029,569
                                                                                                                       ___________

Total Securities Lending Collateral (cost $128,081,052)                                                                128,081,052
                                                                                                                       ___________

Total Market Value of Securities - 111.22%

   (cost $1,130,635,053)                                                                                             1,124,028,454 !

Obligation to Return Securities Lending Collateral ** - (12.68%)                                                      (128,081,052)

Receivables and Other Assets Net of Liabilities (See Notes) - 1.46%                                                     14,725,427
                                                                                                                        __________

Net Assets Applicable to 67,491,863 Shares Outstanding - 100.00%                                                    $1,010,672,829
                                                                                                                    ______________

! Includes $121,683,547 of securities loaned.
+ Non-income producing security for the period ended August 31, 2006.
* Fully or partially on loan.
** See Note 4 in "Notes."
| Securities have been classified by country of origin.
~ Variable rate security. The interest rate shown is the rate as of August 31, 2006.

ADR - American Depositary Receipts
____________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Global & International Funds - Delaware International Value Equity Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At August 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                      $1,134,398,236
                                         ______________

Aggregate unrealized appreciation            51,801,536
Aggregate unrealized depreciation           (62,171,318)
                                         ______________

Net unrealized depreciation              $  (10,369,782)
                                         ______________

3. Foreign Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending

The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At August 31, 2006, market value of securities on loan was $121,683,547, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At August 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: